Taxation - Reconciliation of the taxation rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Profit before tax	£ 1,910	£ 1,628	£ 1,618
UK statutory rate of taxation of 23.5%	478	383	307
Differences in overseas taxation rates	(18)	(2)	72
Benefit of substance-based tax rulings	(5)	(21)	(15)
R&D tax credits	(6)	(6)	(3)
Tax losses not recognised			1
Permanent differences on disposals, acquisitions and transfers	(35)	155
Items non-deductible/taxable for tax purposes	64	55	56
Reassessment of prior year estimates	(50)	(65)	5
Changes in tax rates	7	18	76
Total tax charge	£ 435	£ 517	£ 499
Standard rate of corporation tax	25.00%	23.50%	19.00%